Share capital and share premium (Details) € / shares in Units, $ / shares in Units, $ in Millions									12 Months Ended
	May 11, 2021	Feb. 04, 2021 USD ($) shares	Feb. 02, 2021 $ / shares shares	Feb. 02, 2021 € / shares shares	May 29, 2020 shares	May 28, 2020 shares	Nov. 08, 2019 shares	Nov. 07, 2019 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding									51,668,315	51,668,315	47,571,283	42,761,528
Number of shares outstanding at beginning of period									47,571,283	47,571,283	42,761,528	35,975,312
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		468,750	3,125,000	3,125,000	548,777		600,000					1,766,899
Exercise of Options									503,282	503,282	602,463	419,317
Share subscription from Johnson & Johnson Innovation Inc.								4,000,000
Number of shares outstanding at end of period									51,668,315	51,668,315	47,571,283	42,761,528
Payments of stock issuance costs | $									$ 56.6
Expenses deducted from equity | $		$ 56.0
Net proceeds | $		$ 1,090.1
Maximum authorized increase of then outstanding share capital (as a percent)	10.00%
Period of outstanding share capital	18 months
Maximum authorized increase in share capital | €										€ 410,857.7
Maximum authorized increase in number of shares									4,108,577	4,108,577
Johnson & Johnson Innovation Inc.
Disclosure of classes of share capital [line items]
Share subscription from Johnson & Johnson Innovation Inc.						3,658,515
Global Offering
Disclosure of classes of share capital [line items]
Number of shares issued			3,125,000	3,125,000
Global Offering | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,608,000	1,608,000
Share price | $ / shares			$ 320.0
Global Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,517,000	1,517,000
Share price | € / shares				€ 265.69
Underwriters' Over Allotment Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued		468,750
Gross proceeds from issue of shares | $		$ 1,146.7